(ASSETMARK FUNDS LOGO)

SEMI-ANNUAL REPORT
December 31, 2001

                             (ASSETMARK FUNDS LOGO)

                               INVESTMENT ADVISOR
                      AssetMark Investment Services, Inc.

                        ASSETMARK LARGE CAP GROWTH FUND
                         ASSETMARK LARGE CAP VALUE FUND
                      ASSETMARK SMALL/MID CAP GROWTH FUND
                       ASSETMARK SMALL/MID CAP VALUE FUND
                      ASSETMARK INTERNATIONAL EQUITY FUND
                     ASSETMARK REAL ESTATE SECURITIES FUND
                     ASSETMARK TAX-EXEMPT FIXED INCOME FUND
                     ASSETMARK CORE PLUS FIXED INCOME FUND

                             (ASSETMARK FUNDS LOGO)

                                                               February 26, 2002

Dear Shareholder:

  Since the launch of the AssetMark Funds on June 29, 2001, we have weathered some of the most turbulent market conditions in recent history. After a very difficult third quarter of 2001, in which all major indices, sectors and styles retreated strongly, the fourth quarter of 2001 saw some indications of a recovering economy and a strong rebound in the equity markets.

  In these tumultuous markets, the AssetMark Funds performed well in both relative and absolute returns. In consultation with BARRA RogersCasey, an institutional investment research and consulting firm, AssetMark Investment Services, Inc. ("AssetMark"), the investment advisor to the Funds, strives to identify highly skilled investment managers as sub-advisors for each Fund. When appropriate, AssetMark seeks to combine the skills of multiple managers with complementary investment strategies to attempt to reduce volatility and achieve more consistent investment results.

  We are pleased that, despite the challenging markets of 2001, for the six-month period since inception, from July 1, 2001 through December 31, 2001, five out of eight of the AssetMark Funds have out-performed their respective benchmarks, and five out of eight Funds have posted positive absolute returns. Of course, six months is a very short period of time and past performance, especially over such a short term, is not indicative of future results. Nonetheless, overall, we are pleased with the AssetMark Funds' initial returns to shareholders.

  THE ASSETMARK LARGE CAP GROWTH FUND declined significantly in the third quarter, as the performance of both TCW Investment Management Company and Provident Investment Counsel was down strongly, in both absolute returns and relative to the S&P500/BARRA Growth Index. This unmanaged index is a widely accepted benchmark for Large Cap Growth portfolios. In the fourth quarter, growth stocks rebounded substantially. Although both TCW Investment Management Company and Provident Investment Counsel recouped much of their third quarter losses, for the six months since inception, the AssetMark Large Cap Growth Fund returned -10.10%, relative to -1.89% for the S&P500/BARRA Growth Index.1<F1>

  THE ASSETMARK LARGE CAP VALUE FUND posted strong relative and absolute performance in both the third and the fourth quarter. Both Brandes Investment Partners, L.P. and Deutsche Asset Management out-performed the S&P500/BARRA Value Index, a widely accepted unmanaged benchmark for Large Cap Value portfolios. For the six months since inception, the AssetMark Large Cap Value Fund returned 0.67%, relative to a decline of -9.53% for the S&P500/BARRA Value Index.

  THE ASSETMARK SMALL/MID CAP GROWTH FUND declined significantly in the third quarter and rebounded substantially in the fourth, in line with the Russell 2500 Growth Index, a widely accepted unmanaged benchmark for portfolios of Small-to-Mid Cap Growth stocks. In the third quarter, William Blair & Company LLC's more moderate investment strategy posted strong relative returns, tempering the declines experienced by TCW Investment Management Company. In the fourth quarter, TCW Investment Management Company's more aggressive portfolio rebounded to a significant extent to post strong results. For the six months since inception, the AssetMark Small/Mid Cap Growth Fund returned -7.00%, relative to -8.18% for the Russell 2500 Growth Index.

1<F1> Source: All benchmark return data provided by BARRA RogersCasey. One cannot invest directly in an index, nor is an index representative of any Fund's portfolio.

  THE ASSETMARK SMALL/MID CAP VALUE FUND posted good results throughout each quarter, with both Ariel Capital Management, Inc. and Cramer Rosenthal McGlynn, LLC contributing to positive relative results. For the six months since inception, the AssetMark Small/Mid Cap Value Fund returned 3.30%, relative to 1.79% for the Russell 2500 Value Index. This unmanaged index is a widely accepted benchmark for portfolios of Small-to-Mid Cap Value stocks.

  THE ASSETMARK INTERNATIONAL EQUITY FUND performed well in both the third and the fourth quarters, out-performing the MSCI EAFE Index, a widely accepted unmanaged benchmark for International Equity portfolios. Both Lazard Asset Management and Lombard Odier International contributed to positive relative returns. Unfortunately, most international markets continued to under-perform U.S. Equities. For the six months since inception, the AssetMark International Equity Fund returned -5.40%, relative to -7.95% for the MSCI EAFE Index.2<F2>

  THE ASSETMARK REAL ESTATE SECURITIES FUND, sub-advised by Lend Lease Rosen Real Estate Securities, LLC, posted strong performance in the third quarter and moderate performance in the fourth quarter. For the six months since inception, the AssetMark Real Estate Securities Fund returned 2.50%, relative to 2.23% for the Wilshire REIT Index, a widely accepted unmanaged benchmark for REIT portfolios.2<F2>

  THE ASSETMARK TAX-EXEMPT FIXED INCOME FUND, sub-advised by Weiss, Peck & Greer, LLC, posted positive absolute returns, but slightly under-performed benchmarks. For the six months since inception, the AssetMark Tax-Exempt Fixed Income Fund returned 1.35%, relative to a gain of 2.18% for the Lehman Municipal Bond Index, a widely accepted unmanaged benchmark for municipal bond portfolios.

  THE ASSETMARK CORE PLUS FIXED INCOME FUND, a fund that purchases shares of other funds, slightly under-performed the Lehman Brothers Aggregate Index, a widely accepted unmanaged benchmark for Core U.S. Fixed Income portfolios, for the six month period, returning 3.42% versus 4.65% for the benchmark. Performance during the period was bifurcated, with the third quarter's strongest performers reversing to be the weakest in the fourth quarter, and vice versa.

  In consultation with BARRA RogersCasey, AssetMark continues to research and monitor a broad universe of investment managers in our endeavor to provide shareholders with superior investment results. We thank you for the opportunity to shepherd your investments in what has been, on many levels, a difficult environment. We believe the AssetMark Funds are well positioned to meet the challenges and opportunities that lay ahead.

  Sincerely,

  /s/Ronald D. Cordes

  Ronald D. Cordes,
  President and CEO
  AssetMark Funds

  This semi-annual report is intended for shareholders of AssetMark Funds and is not for distribution to prospective investors.

2<F2>  Source: BARRA RogersCasey

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2001 (Unaudited)

 NUMBER OF                                                            MARKET
  SHARES                                                              VALUE
---------                                                             ------
            COMMON STOCK 89.14%

            MANUFACTURING 47.02%

            PRINTING, PUBLISHING, AND
              ALLIED INDUSTRIES 1.42%
    10,900  Viacom Inc. #<F3>                                      $   481,235
                                                                   -----------

            CHEMICALS AND ALLIED PRODUCTS 16.46%
     7,300  American Home Products Corporation                         447,928
    17,050  Amgen Inc. #<F3>                                           962,302
    12,550  Biogen, Inc. #<F3>                                         719,743
     7,400  Bristol-Myers Squibb Company                               377,400
     4,700  Elan Corporation PLC #<F3>                                 211,782
     2,650  Eli Lilly and Company.                                     208,131
     4,800  Forest Laboratories, Inc. #<F3>                            393,360
    13,600  Genentech, Inc. #<F3>                                      737,800
     3,300  IDEC Pharmaceuticals Corporation  #<F3>                    227,469
    32,250  Pfizer Inc.                                              1,285,162
                                                                   -----------
                                                                     5,571,077
                                                                   -----------

            INDUSTRIAL AND COMMERCIAL MACHINERY
              AND COMPUTER EQUIPMENT 7.96%
    24,210  Applied Materials, Inc. #<F3>                              970,821
    50,100  Cisco Systems, Inc. #<F3>                                  907,311
    30,050  Dell Computer Corporation #<F3>                            816,759
                                                                   -----------
                                                                     2,694,891
                                                                   -----------

            ELECTRONIC AND OTHER ELECTRICAL
              EQUIPMENT AND COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT 18.41%
    18,000  Conexant Systems, Inc. #<F3>                               258,480
    20,250  General Electric Company                                   811,620
    45,500  Intel Corporation                                        1,430,975
    17,200  Maxim Integrated Products, Inc. #<F3>                      903,172
    26,900  Network Appliance, Inc. #<F3>                              588,303
    14,250  QUALCOMM Inc. #<F3>                                        719,625
    30,000  Taiwan Semiconductor Manufacturing
              Company Ltd. #<F3>                                       515,100
    16,200  Texas Instruments Incorporated                             453,600
    14,100  Xilinx, Inc. #<F3>                                         550,605
                                                                   -----------
                                                                     6,231,480
                                                                   -----------

            TRANSPORTATION EQUIPMENT 0.61%
     1,500  SPX Corporation                                            205,350
                                                                   -----------

            MEASURING, ANALYZING, AND
              CONTROLLING INSTRUMENTS 1.76%
     4,200  Allergan, Inc.                                             315,210
     5,200  Baxter International Inc.                                  278,876
                                                                   -----------
                                                                       594,086
                                                                   -----------

            MISCELLANEOUS MANUFACTURING INDUSTRIES 0.40%
     2,300  Tyco International Ltd.                                    135,470
                                                                   -----------
            Total Manufacturing                                     15,913,589
                                                                   -----------

            TRANSPORTATION AND
              COMMUNICATIONS 2.77%

            TRANSPORTATION BY AIR 0.98%
    18,000  Southwest Airlines Co.                                     332,640
                                                                   -----------

            COMMUNICATIONS 1.79%
     7,800  Comcast Corporation  #<F3>                                 280,800
    13,300  Sprint Corp  (PCS Group) #<F3>                             324,653
                                                                   -----------
                                                                       605,453
                                                                   -----------
            Total Transportation and
              Communications                                           938,093
                                                                   -----------

            RETAIL TRADE 7.81%

            BUILDING MATERIALS, HARDWARE, GARDEN
              SUPPLY, AND MOBILE HOME DEALERS 4.59%
    22,000  The Home Depot, Inc.                                     1,122,220
     9,300  Lowe's Companies, Inc.                                     431,613
                                                                   -----------
                                                                     1,553,833
                                                                   -----------

            GENERAL MERCHANDISE STORES 2.23%
    13,100  Wal-Mart Stores, Inc.                                      753,905
                                                                   -----------

            APPAREL AND ACCESSORY STORES 0.33%
     1,600  Kohl's Corporation #<F3>                                   112,704
                                                                   -----------

            MISCELLANEOUS RETAIL 0.66%
     5,000  Costco Wholesale Corporation #<F3>                         221,900
                                                                   -----------

            Total Retail Trade                                       2,642,342
                                                                   -----------

            FINANCE, INSURANCE, AND
              REAL ESTATE 16.07%

            NON-DEPOSITORY CREDIT INSTITUTIONS 2.58%
     3,000  Capital One Financial Corporation                          161,850
     7,300  Freddie Mac                                                477,420
     2,800  USA Education Inc.                                         235,256
                                                                   -----------
                                                                       874,526
                                                                   -----------

            SECURITY AND COMMODITY BROKERS,
              DEALERS, EXCHANGES, AND SERVICES 4.46%
    36,700  The Charles Schwab Corporation                             567,749
     3,400  The Goldman Sachs Group, Inc.                              315,350
    23,050  Stilwell Financial, Inc.                                   627,421
                                                                   -----------
                                                                     1,510,520
                                                                   -----------

            INSURANCE CARRIERS 9.03%
    11,600  American International Group, Inc.                         921,040
    12,250  The Progressive Corporation                              1,828,925
     7,100  Radian Group Inc.                                          304,945
                                                                   -----------
                                                                     3,054,910
                                                                   -----------
            Total Finance, Insurance,
              and Real Estate                                        5,439,956
                                                                   -----------

            SERVICES 15.47%

            BUSINESS SERVICES 13.40%
    12,800  AOL Time Warner Inc. #<F3>                                 410,880
    10,300  Concord EFS, Inc. #<F3>                                    337,634
     1,500  First Data Corporation                                     117,675
    10,800  Juniper Networks, Inc. #<F3>                               204,660
     5,400  Mercury Interactive Corporation #<F3>                      183,492
    28,900  Microsoft Corporation #<F3>                              1,914,625
     7,750  Pixar, Inc. #<F3>                                          278,690
    30,650  Siebel Systems, Inc. #<F3>                                 857,587
     5,100  VERITAS Software Corporation #<F3>                         228,633
                                                                   -----------
                                                                     4,533,876
                                                                   -----------

            ENGINEERING, ACCOUNTING, RESEARCH,
              MANAGEMENT, AND RELATED SERVICES 2.07%
    15,400  Paychex, Inc.                                              536,690
     2,300  Quest Diagnostics Incorporated #<F3>                       164,933
                                                                   -----------
                                                                       701,623
                                                                   -----------
            Total Services                                           5,235,499
                                                                   -----------
            Total Common Stock
              (Cost $29,374,048)                                    30,169,479
                                                                   -----------

            SHORT-TERM INVESTMENTS 5.95%
            MONEY MARKET FUNDS 5.95%
 2,013,018  Federated Prime Obligations Fund                         2,013,018
                                                                   -----------
            Total Short-Term Investments
              (Cost $2,013,018)                                      2,013,018
                                                                   -----------
            Total Investments 95.09%
              (Cost $31,387,066)                                    32,182,497
                                                                   -----------
            Other Assets, Less Liabilities 4.91%                     1,663,091
                                                                   -----------
            Net Assets 100%                                        $33,845,588
                                                                   -----------
                                                                   -----------

#<F3>  Non-income producing security.

                       See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS
December 31, 2001 (Unaudited)

 NUMBER OF                                                            MARKET
  SHARES                                                              VALUE
 ---------                                                            ------
            COMMON STOCK - 91.98%

            AGRICULTURE, FORESTRY,
              AND FISHING 0.46%

            FORESTRY 0.46%
     2,900  Weyerhaeuser Company                                   $   156,832
                                                                   -----------
            Total Agriculture, Forestry,
              and Fishing                                              156,832
                                                                   -----------

            MINING 0.45%

            OIL AND GAS EXTRACTION 0.45%
     1,100  Anadarko Petroleum Corporation                              62,535
     3,600  ENSCO International Incorporated                            89,460
                                                                   -----------
                                                                       151,995
                                                                   -----------
            Total Mining                                               151,995
                                                                   -----------

            MANUFACTURING 38.45%

            FOOD AND KINDRED PRODUCTS 2.83%
     5,300  Anheuser-Busch Companies,  Inc.                            239,613
    21,930  Archer-Daniels-Midland Company                             314,695
     8,700  ConAgra Foods, Inc.                                        206,799
     3,800  General Mills, Inc.                                        197,638
                                                                   -----------
                                                                       958,745
                                                                   -----------

            TOBACCO PRODUCTS 2.53%
     3,400  R.J. Reynolds Tobacco Holdings, Inc.                       191,420
     8,800  Philip Morris Companies Inc.                               403,480
     7,500  UST Inc.                                                   262,500
                                                                   -----------
                                                                       857,400
                                                                   -----------

            FURNITURE AND FIXTURES 0.63%
     5,600  Lear Corporation #<F4>                                     213,584
                                                                   -----------

            PRINTING, PUBLISHING, AND
              ALLIED INDUSTRIES 1.29%
    12,200  American Greetings Corporation #<F4>                       168,116
     4,400  The McGraw-Hill Companies,  Inc.                           268,312
                                                                   -----------
                                                                       436,428
                                                                   -----------

            CHEMICALS AND ALLIED PRODUCTS 9.65%
     2,600  American Home Products Corporation                         159,536
     2,800  Bristol-Myers Squibb Company                               142,800
     4,100  Colgate-Palmolive Company                                  236,775
     6,500  The Dow Chemical Company                                   219,570
     6,800  E. I. du Pont de Nemours
              and Company                                              289,068
    12,900  Great Lakes Chemical Corporation                           313,212
     6,600  The Lubrizol Corporation                                   231,594
     5,600  Merck & Co., Inc.                                          329,280
     4,300  Pfizer Inc.                                                171,355
     6,900  PPG Industries, Inc.                                       356,868
     4,800  Praxair, Inc.                                              265,200
    15,500  Schering-Plough Corporation                                555,055
                                                                   -----------
                                                                     3,270,313
                                                                   -----------

            PETROLEUM REFINING AND RELATED INDUSTRIES 2.71%
     2,700  ChevronTexaco Corporation                                  241,947
     4,600  Conoco Inc.                                                130,180
    10,800  Exxon Mobil Corporation                                    424,440
     3,300  Sunoco, Inc.                                               123,222
                                                                   -----------
                                                                       919,789
                                                                   -----------

            RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS 1.57%
    17,100  The Goodyear Tire & Rubber Company                         407,151
     6,400  Tupperware Corporation                                     123,200
                                                                   -----------
                                                                       530,351
                                                                   -----------

            FABRICATED METAL PRODUCTS  0.22%
     1,100  Illinois Tool Works Inc.                                    74,492
                                                                   -----------

            INDUSTRIAL AND COMMERCIAL MACHINERY
              AND COMPUTER EQUIPMENT  2.94%
     5,100  Baker Hughes Inc.                                          185,997
    10,600  Cisco Systems, Inc. #<F4>                                  191,966
    16,400  Hewlett-Packard Company                                    336,856
     2,900  Tecumseh Products Company                                  146,827
     2,100  United Technologies Corporation                            135,723
                                                                   -----------
                                                                       997,369
                                                                   -----------

            ELECTONIC AND OTHER ELECTRICAL
              EQUIPMENT AND COMPONENTS, EXCEPT
              COMPUTER EQUIPMENT 3.54%
     5,800  Amphenol Corporation #<F4>                                 278,690
     3,100  Analog Devices, Inc. #<F4>                                 137,609
     4,300  General Electric Company                                   172,344
    25,200  Lucent Technologies Inc. #<F4>                             158,508
    21,800  Motorola, Inc.                                             327,436
     6,300  Sanmina-SCI Corporation #<F4>                              125,370
                                                                   -----------
                                                                     1,199,957
                                                                   -----------

            TRANSPORTATION EQUIPMENT 3.51%
    12,680  The Boeing Company                                         491,730
    13,800  Delphi Automotive
              Systems Corporation                                      188,508
    10,300  Ford Motor Company                                         161,916
     3,300  General Motors Corporation                                 160,380
     1,841  Northrop Grumman Corporation                               185,591
                                                                   -----------
                                                                     1,188,125
                                                                   -----------

            MEASURING, ANALYZING, AND
              CONTROLLING INSTRUMENTS 4.81%
     4,120  Baxter International Inc.                                  220,956
    13,700  Eastman Kodak Company                                      403,191
     9,000  Raytheon Company                                           292,230
    12,700  Rockwell International Corporation                         226,822
    46,800  Xerox Corporation #<F4>                                    487,656
                                                                   -----------
                                                                     1,630,855
                                                                   -----------

            MISCELLANEOUS MANUFACTURING
              INDUSTRIES 2.22%
     6,600  Hasbro, Inc.                                               107,118
     7,400  Mattel, Inc.                                               127,280
     8,800  Tyco International Ltd.                                    518,320
                                                                   -----------
                                                                       752,718
                                                                   -----------
            Total Manufacturing                                     13,030,126
                                                                   -----------

            TRANSPORTATION,
              COMMUNICATIONS, ELECTRIC,
              GAS, AND SANITARY SERVICES 17.50%

            TRANSPORTATION BY AIR 0.66%
    10,100  AMR Corporation #<F4>                                      223,917
                                                                   -----------

            COMMUNICATIONS 8.94%
    10,900  AT&T Wireless Services Inc. #<F4>                          156,633
    33,900  Avaya Inc. #<F4>                                           411,885
     3,780  BellSouth Corporation                                      144,207
     5,500  CenturyTel, Inc.                                           180,400
    26,030  SBC Communications Inc.                                  1,019,595
     9,500  Sprint Corporation                                         190,760
    17,700  Verizon Communications Inc.                                840,042
     6,100  WorldCom, Inc.-WorldCom Group #<F4>                         85,888
                                                                   -----------
                                                                     3,029,410
                                                                   -----------

            ELECTRIC, GAS, AND SANITARY SERVICES 7.90%
     4,800  American Electric Power
              Company, Inc.                                            208,944
     5,460  Duke Energy Corporation                                    214,360
    14,000  Edison International #<F4>                                 211,400
     2,700  EL Paso Corporation                                        120,447
    11,750  Exelon Corporation                                         562,590
     2,700  FPL Group, Inc.                                            152,280
    11,000  PG&E Corporation #<F4>                                     211,640
     1,800  Pinnacle West Capital Corporation                           75,330
    10,800  Sempra Energy                                              265,140
     6,200  TXU Corp.                                                  292,330
    11,300  Waste Management, Inc.                                     360,583
                                                                   -----------
                                                                     2,675,044
                                                                   -----------
            Total Transportation, Communications,
              Electric, Gas and Sanitary Services                    5,928,371
                                                                   -----------

            WHOLESALE TRADE  1.82%

            WHOLESALE TRADE - DURABLE GOODS 1.12%
     8,800  Avnet Inc.                                                 224,136
     2,600  Johnson & Johnson                                          153,660
                                                                   -----------
                                                                       377,796
                                                                   -----------

            WHOLESALE TRADE - NON-DURABLE GOODS 0.70%
     5,700  Safeway Inc. #<F4>                                         237,975
                                                                   -----------
            Total Wholesale Trade                                      615,771
                                                                   -----------

            RETAIL TRADE 6.81%

            BUILDING MATERIALS, HARDWARE, GARDEN
              SUPPLY, AND MOBILE HOME DEALERS 2.00%
     7,300  The Home Depot, Inc.                                       372,373
    11,100  The Sherwin-Williams Company                               305,250
                                                                   -----------
                                                                       677,623
                                                                   -----------

            GENERAL MERCHANDISE STORES 1.48%
    13,900  Dillard's, Inc.                                            222,400
     6,870  Federated Department Stores, Inc. #<F4>                    280,983
                                                                   -----------
                                                                       503,383
                                                                   -----------

            FOOD STORES 0.28%
     3,000  Albertson's, Inc.                                           94,470
                                                                   -----------

            EATING AND DRINKING PLACES 0.98%
    12,600  McDonald's Corporation                                     333,522
                                                                   -----------

            MISCELLANEOUS RETAIL 2.07%
     4,600  Costco Wholesale Corporation #<F4>                         204,148
    23,900  Toys "R" Us, Inc. #<F4>                                    495,686
                                                                   -----------
                                                                       699,834
                                                                   -----------
            Total Retail Trade                                       2,308,832
                                                                   -----------

            FINANCE, INSURANCE, AND
              REAL ESTATE 20.71%

            DEPOSITORY INSTITUTIONS 6.04%
     6,100  Bank of America Corporation                                383,995
     6,600  Bank One Corporation                                       257,730
    10,200  Citigroup Inc.                                             514,896
     5,650  FleetBoston Financial Corp.                                206,225
     3,700  J.P. Morgan Chase & Co.                                    134,495
     2,700  PNC Financial Services Group                               151,740
     4,700  Washington Mutual, Inc.                                    153,690
     5,600  Wells Fargo & Company                                      243,320
                                                                   -----------
                                                                     2,046,091
                                                                   -----------

            NON-DEPOSITORY CREDIT INSTITUTIONS 1.24%
     5,300  Fannie Mae                                                 421,350
                                                                   -----------

            SECURITY AND COMMODITY BROKERS,
              DEALERS, EXCHANGES, AND SERVICES 3.10%
     2,800  The Goldman Sachs Group, Inc.                              259,700
     3,800  Legg Mason, Inc.                                           189,924
     3,700  Lehman Brothers Holdings Inc.                              247,160
     2,400  Merrill Lynch & Co., Inc.                                  125,088
     4,100  Morgan Stanley Dean Witter & Co.                           229,354
                                                                   -----------
                                                                     1,051,226
                                                                   -----------

            INSURANCE CARRIERS 6.82%
    17,000  The Allstate Corporation                                   572,900
     3,700  American National Insurance Company                        311,170
     3,100  The Hartford Financial
              Services Group, Inc.                                     194,773
     7,400  Loews Corporation                                          409,812
    15,410  The Phoenix Companies,  Inc. #<F4>                         285,085
    16,200  Prudential Financial, Inc. #<F4>                           537,678
                                                                   -----------
                                                                     2,311,418
                                                                   -----------

            INSURANCE AGENTS, BROKERS, AND SERVICE 0.79%
     2,500  Marsh & McLennan Companies, Inc.                           268,625
                                                                   -----------

            HOLDING AND OTHER INVESTMENT OFFICES 2.72%
     3,100  Avalonbay Communities, Inc.                                146,661
     5,100  Camden Property Trust                                      187,170
     9,200  First Industrial Realty Trust, Inc.                        286,120
     7,200  Vornado Realty Trust                                       299,520
                                                                   -----------
                                                                       919,471
                                                                   -----------
            Total Finance, Insurance,
              and Real Estate                                        7,018,181
                                                                   -----------

            SERVICES 5.78%

            HOTELS, ROOMING HOUSES, CAMPS,
              AND OTHER LODGING PLACES 0.38%
     4,300  Starwood Hotels &
              Resorts Worldwide, Inc.                                  128,355
                                                                   -----------

            BUSINESS SERVICES 3.42%
    11,010  Cendant Corporation #<F4>                                  215,906
     4,140  Computer Associates
              International, Inc.                                      142,789
     2,400  Microsoft Corporation #<F4>                                159,000
     4,700  NCR Corporation #<F4>                                      173,242
    37,200  Unisys Corporation #<F4>                                   466,488
                                                                   -----------
                                                                     1,157,425
                                                                   -----------

            MOTION PICTURES 0.62%
    10,200  The Walt Disney Company                                    211,344
                                                                   -----------

            AMUSEMENT AND RECREATION SERVICES 0.93%
     8,500  Harrah's Entertainment, Inc. #<F4>                         314,585
                                                                   -----------

            HEALTH SERVICES 0.43%
     2,500  Tenet Healthcare Corporation #<F4>                         146,800
                                                                   -----------
            Total Services                                           1,958,509
                                                                   -----------
            Total Common Stock
              (Cost $29,958,597)                                    31,168,617
                                                                   -----------

            SHORT-TERM INVESTMENTS 3.75%

            MONEY MARKET FUNDS 3.75%
 1,270,148  Federated Prime Obligations Fund                         1,270,148
                                                                   -----------
            Total Short-Term Investments
              (Cost $1,270,148)                                      1,270,148
                                                                   -----------
            Total Investments 95.73%
              (Cost $31,228,745)                                    32,438,765
                                                                   -----------
            Other Assets, Less Liabilities 4.27%                     1,446,898
                                                                   -----------
            Net Assets 100%                                        $33,885,663
                                                                   -----------
                                                                   -----------

#<F4>  Non-income producing security.

                       See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2001 (Unaudited)

 NUMBER OF                                                            MARKET
  SHARES                                                              VALUE
 ---------                                                            ------
            COMMON STOCK 87.32%

            MANUFACTURING 25.00%

            CHEMICALS AND ALLIED PRODUCTS 7.61%
     3,150  Abgenix, Inc. #<F5>                                     $  105,966
     1,800  Andrx Group #<F5>                                          126,738
     7,775  Axcan Pharma Inc. #<F5>                                    110,405
     1,800  Genentech, Inc. #<F5>                                       97,650
     1,700  Gilead Sciences, Inc. #<F5>                                111,724
    14,475  Large Scale Biology Corp. #<F5>                             65,138
     1,450  Sepracor Inc. #<F5>                                         82,737
       900  Vertex Pharmaceuticals
              Incorporated #<F5>                                        22,131
                                                                    ----------
                                                                       722,489
                                                                    ----------

            ELECTONIC AND OTHER ELECTRICAL
              EQUIPMENT AND COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT 15.27%
     2,300  Altera Corporation #<F5>                                    48,806
     4,250  Applied Micro Circuits Corporation #<F5>                    48,110
     1,200  Elantec Semiconductor, Inc. #<F5>                           46,080
     1,450  Gemstar-TV Guide
              International, Inc. #<F5>                                 40,165
     9,350  Harmonic Inc. #<F5>                                        112,387
     3,200  Harris Corporation                                          97,632
     5,250  Maxim Integrated Products, Inc. #<F5>                      275,678
     1,625  Microchip Technology
              Incorporated #<F5>                                        62,952
     3,350  Network Appliance, Inc. #<F5>                               73,264
       800  Novellus Systems, Inc. #<F5>                                31,560
     1,500  ONI Systems Corp. #<F5>                                      9,405
     1,800  Openwave Systems Inc. #<F5>                                 17,622
     3,000  OSI Systems, Inc. #<F5>                                     54,720
     5,000  Powerwave Technologies Inc. #<F5>                           86,400
     2,400  Research In Motion Limited #<F5>                            56,928
     2,875  Silicon Laboratories Inc. #<F5>                             96,916
     2,700  Sonus Networks, Inc. #<F5>                                  12,474
     7,100  Xilinx, Inc. #<F5>                                         277,255
                                                                    ----------
                                                                     1,448,354
                                                                    ----------

            MEASURING, ANALYZING, AND
              CONTROLLING INSTRUMENTS 2.12%
     8,350  CardioDynamics
              International Corporation #<F5>                           55,193
     3,250  Integra LifeSciences Holdings #<F5>                         85,605
     1,125  ResMed Inc. #<F5>                                           60,660
                                                                    ----------
                                                                       201,458
                                                                    ----------
            Total Manufacturing                                      2,372,301
                                                                    ----------

            TRANSPORTATION,
              COMMUNICATIONS, ELECTRIC,
              GAS, AND SANITARY SERVICES 13.55%

            TRANSPORTATION SERVICES 2.52%
     3,825  C.H. Robinson Worldwide, Inc.                              110,600
       950  Expedia, Inc. #<F5>                                         38,580
     2,800  Ryanair Holdings PLC #<F5>                                  89,740
                                                                    ----------
                                                                       238,920
                                                                    ----------

            COMMUNICATIONS 11.03%
     2,000  AirGate PCS, Inc. #<F5>                                     91,100
     1,950  Cablevision Systems
              Corporation-Rainbow Media Group #<F5>                     48,165
     1,600  Cablevision Systems
              New York Group #<F5>                                      75,920
     1,550  Clear Channel Communications, Inc.                          78,911
     2,550  Cox Radio, Inc. #<F5>                                       64,974
     8,550  Crown Castle International Corp. #<F5>                      91,314
     5,400  EchoStar Communications
              Corporation #<F5>                                        148,338
     7,675  Entravision Communications
              Corporation #<F5>                                         91,716
     1,100  Global Payments Inc.                                        37,840
     2,450  Hispanic Broadcasting Corporation #<F5>                     62,475
     5,050  Mediacom Communications
              Corporation #<F5>                                         92,213
     4,050  Univision Communications Inc. #<F5>                        163,863
                                                                    ----------
                                                                     1,046,829
                                                                    ----------
            Total Transportation, Communications,
              Electric, Gas, and Sanitary Services                   1,285,749
                                                                    ----------

            WHOLESALE TRADE 0.48%

            WHOLESALE TRADE - DURABLE GOODS 0.48%
     2,400  Knight Transportation, Inc. #<F5>                           45,072
                                                                    ----------
            Total Wholesale Trade                                       45,072
                                                                    ----------

            RETAIL TRADE 9.13%

            BUILDING MATERIALS, HARDWARE, GARDEN
              SUPPLY, AND MOBILE HOME DEALERS 1.38%
     1,975  Fastenal Company                                           131,199
                                                                    ----------

            FOOD STORES 0.84%
     1,825  Whole Foods Market, Inc. #<F5>                              79,497
                                                                    ----------

            HOME FURNITURE, FURNISHINGS,
              AND EQUIPMENT STORES 3.20%
     5,150  Bed Bath & Beyond Inc. #<F5>                               174,585
     3,000  Williams-Sonoma, Inc. #<F5>                                128,700
                                                                    ----------
                                                                       303,285
                                                                    ----------

            EATING AND DRINKING PLACES 1.24%
     1,950  AFC Enterprises, Inc. #<F5>                                 55,360
       450  ARAMARK Corporation #<F5>                                   12,105
     1,400  Sonic Corp. #<F5>                                           50,400
                                                                    ----------
                                                                       117,865
                                                                    ----------

            MISCELLANEOUS RETAIL 2.47%
     3,500  eBay Inc. #<F5>                                            234,150
                                                                    ----------
            Total Retail Trade                                         865,996
                                                                    ----------

            FINANCE, INSURANCE,
              AND REAL ESTATE 5.03%

            DEPOSITORY INSTITUTIONS 3.77%
     6,075  Boston Private Financial
              Holdings, Inc.                                           134,075
     6,200  Euronet Worldwide, Inc. #<F5>                              112,220
     1,675  Investors Financial Services Corp.                         110,902
                                                                    ----------
                                                                       357,197
                                                                    ----------

            SECURITY AND COMMODITY BROKERS,
              DEALERS, EXCHANGES, AND SERVICES 1.12%
       250  Instinet Group Incorporated #<F5>                            2,512
     1,000  SEI Investments Company                                     45,110
     1,700  T. Rowe Price Group Inc.                                    59,041
                                                                    ----------
                                                                       106,663
                                                                    ----------

            INSURANCE CARRIERS 0.14%
       350  Cincinnati Financial Corporation                            13,353
                                                                    ----------
            Total Finance, Insurance,
              and Real Estate                                          477,213
                                                                    ----------

            SERVICES 34.13%

            PERSONAL SERVICES 3.12%
     4,925  FirstService Corporation #<F5>                             137,900
     4,000  Regis Corporation                                          103,120
     2,450  Steiner Leisure Limited #<F5>                               52,063
       100  Weight Watchers International, Inc. #<F5>                    3,382
                                                                    ----------
                                                                       296,465
                                                                    ----------

            BUSINESS SERVICES 18.09%
     3,475  Activision, Inc. #<F5>                                      90,385
     3,275  Administaff Inc. #<F5>                                      89,768
     1,250  Agile Software Corporation #<F5>                            21,525
     1,975  The BISYS Group, Inc. #<F5>                                126,380
     2,425  Catalina Marketing Corporation #<F5>                        84,147
     2,650  CheckFree Corp. #<F5>                                       47,700
       550  Hotel Reservations Network, Inc. #<F5>                      25,300
     2,525  Iron Mountain Incorporated #<F5>                           110,595
     3,750  Juniper Networks, Inc. #<F5>                                71,063
     5,200  Liberate Technologies, Inc. #<F5>                           59,696
     3,700  Overture Services, Inc. #<F5>                              131,091
     1,200  PDI, Inc. #<F5>                                             26,784
     1,950  Rational Software Corporation #<F5>                         38,025
     1,050  Robert Half International Inc. #<F5>                        28,035
     2,450  Sapient Corporation #<F5>                                   18,914
     7,000  Siebel Systems, Inc. #<F5>                                 195,860
     4,375  SkillSoft Corporation #<F5>                                113,400
     4,600  SmartForce Public Limited Company #<F5>                    113,850
     4,525  StarTek, Inc. #<F5>                                         85,749
     4,250  VeriSign, Inc. #<F5>                                       161,670
     4,300  Yahoo! Inc. #<F5>                                           76,282
                                                                    ----------
                                                                     1,716,219
                                                                    ----------

            AMUSEMENT AND RECREATION SERVICES 2.34%
     3,425  Speedway Motorsports, Inc. #<F5>                            86,584
     4,500  Westwood One, Inc. #<F5>                                   135,225
                                                                    ----------
                                                                       221,809
                                                                    ----------

            HEALTH SERVICES 4.80%
     2,825  AmeriPath, Inc. #<F5>                                       91,134
     5,800  Dynacare Inc. #<F5>                                         97,962
     2,400  Human Genome Sciences, Inc. #<F5>                           80,928
     2,675  Orthodontic Centers
              of America, Inc.  #<F5>                                   81,588
    10,275  Radiologix, Inc. #<F5>                                     104,291
                                                                    ----------
                                                                       455,903
                                                                    ----------

            LEGAL SERVICES 1.19%
     5,150  Pre-Paid Legal Services, Inc. #<F5>                        112,785
                                                                    ----------

            EDUCATIONAL SERVICES 1.74%
     2,475  DeVry, Inc. #<F5>                                           70,414
     2,600  Education Management Corporation #<F5>                      94,250
                                                                    ----------
                                                                       164,664
                                                                    ----------

            ENGINEERING, ACCOUNTING, RESEARCH,
              MANAGEMENT, AND RELATED SERVICES 2.85%
     3,375  Celera Genomics Group -
              Applera Corporation #<F5>                                 90,079
     5,480  Kroll Inc. #<F5>                                            82,748
     2,800  Paychex, Inc.                                               97,580
                                                                    ----------
                                                                       270,407
                                                                    ----------
            Total Services                                           3,238,252
                                                                    ----------
            Total Common Stock
              (Cost $7,720,231)                                      8,284,583
                                                                    ----------

            SHORT-TERM INVESTMENTS 7.64%

            MONEY MARKET FUNDS 7.64%
   724,932  Federated Prime Obligations Fund                           724,932
                                                                    ----------
            Total Short-Term Investments
            (Cost $724,932)                                            724,932
                                                                    ----------
            Total Investments 94.96%
            (Cost $8,445,163)                                        9,009,515
                                                                    ----------
            Other Assets, Less Liabilities 5.04%                       477,624
                                                                    ----------
            Net Assets 100%                                         $9,487,139
                                                                    ----------
                                                                    ----------

#<F5>  Non-income producing security.

                       See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
December 31, 2001 (Unaudited)

 NUMBER OF                                                            MARKET
  SHARES                                                               VALUE
---------                                                             ------
            COMMON STOCK 90.18%

            MINING 2.88%

            COAL MINING 1.57%
     1,900  CONSOL Energy Inc.                                      $   47,196
     4,300  Massey Energy Company                                       89,139
                                                                    ----------
                                                                       136,335
                                                                    ----------

            OIL AND GAS EXTRACTION 1.31%
     1,900  Alberta Energy Company Ltd.                                 71,915
     1,500  Forest Oil Corporation #<F6>                                42,315
                                                                    ----------
                                                                       114,230
                                                                    ----------
            Total Mining                                               250,565
                                                                    ----------

            MANUFACTURING 30.13%

            FOOD AND KINDRED PRODUCTS 1.53%
     3,175  McCormick & Company, Incorporated                          133,255
                                                                    ----------

            TEXTILE MILL PRODUCTS 0.84%
     2,200  Jones Apparel Group, Inc. #<F6>                             72,974
                                                                    ----------

            FURNITURE AND FIXTURES 1.82%
     3,600  Herman Miller, Inc.                                         85,176
     3,200  Leggett & Platt, Incorporated                               73,600
                                                                    ----------
                                                                       158,776
                                                                    ----------

            PAPER AND ALLIED PRODUCTS 0.23%
     1,100  Packaging Corp of America #<F6>                             19,965
                                                                    ----------

            PRINTING, PUBLISHING, AND ALLIED INDUSTRIES 5.68%
     3,100  Harte-Hanks, Inc.                                           87,327
     3,625  Lee Enterprises, Incorporated                              131,841
     2,375  The McClatchy Company                                      111,625
     2,200  Tribune Company                                             82,346
     2,300  Valassis Communications, Inc. #<F6>                         81,926
                                                                    ----------
                                                                       495,065
                                                                    ----------

            CHEMICALS AND ALLIED PRODUCTS 6.17%
     2,750  Avery Dennison Corporation                                 155,457
     2,100  The Clorox Company                                          83,055
     4,225  The Dial Corporation                                        72,459
       800  FMC Corporation #<F6>                                       47,600
     4,000  Georgia Gulf Corporation                                    74,000
     1,900  ICN Pharmaceuticals, Inc.                                   63,650
     2,900  Lyondell Chemical Company                                   41,557
                                                                    ----------
                                                                       537,778
                                                                    ----------

            RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS 0.93%
     4,400  Royal Group Technologies Limited #<F6>                      81,180
                                                                    ----------

            FABRICATED METAL PRODUCTS  0.83%
     1,825  Fortune Brands, Inc.                                        72,252
                                                                    ----------

            INDUSTRIAL AND COMMERCIAL MACHINERY
              AND COMPUTER EQUIPMENT 3.15%
     1,900  The Black & Decker Corporation                              71,687
     1,725  IDEX Corporation                                            59,512
       475  International Game Technology #<F6>                         32,443
       900  Pentair, Inc.                                               32,859
     2,075  Pitney Bowes Inc.                                           78,041
                                                                    ----------
                                                                       274,542
                                                                    ----------

            ELECTONIC AND OTHER ELECTRICAL
              EQUIPMENT AND COMPONENTS,

              EXCEPT COMPUTER EQUIPMENT 3.42%
     3,250  Energizer Holdings, Inc. #<F6>                              61,913
       300  L-3 Communications
              Holdings, Inc. #<F6>                                      27,000
     4,700  Rockwell Collins, Inc.                                      91,650
     6,700  TeleCorp PCS, Inc. #<F6>                                    83,549
     1,600  Thomas & Betts Corporation                                  33,840
                                                                    ----------
                                                                       297,952
                                                                    ----------

            TRANSPORTATION EQUIPMENT 0.76%
     2,800  Empresa Brasileira de Aeronautica
              SA (Embraer)                                              61,964
       200  United Defense Industries, Inc. #<F6>                        4,210
                                                                    ----------
                                                                        66,174
                                                                    ----------

            MEASURING, ANALYZING, AND
              CONTROLLING INSTRUMENTS 3.55%
     2,275  Bausch & Lomb Incorporated                                  85,677
     2,100  Invacare Corporation                                        70,791
     1,000  Millipore Corporation #<F6>                                 60,700
     2,825  Sybron Dental Specialties, Inc. #<F6>                       60,963
       800  Waters Corporation #<F6>                                    31,000
                                                                    ----------
                                                                       309,131
                                                                    ----------

            MISCELLANEOUS MANUFACTURING INDUSTRIES 1.22%
     6,575  Hasbro, Inc.                                               106,712
                                                                    ----------
            Total Manufacturing                                      2,625,756
                                                                    ----------

            TRANSPORTATION,
              COMMUNICATIONS, ELECTRIC,
              GAS, AND SANITARY SERVICES 7.67%

            MOTOR FREIGHT TRANSPORTATION
              AND WAREHOUSING 0.96%
     2,500  CNF Inc.                                                    83,875
                                                                    ----------

            TRANSPORTATION SERVICES 0.63%
     1,300  Sabre Holdings Corporation #<F6>                            55,055
                                                                    ----------

            COMMUNICATIONS 2.69%
     3,200  Cablevision Systems
              Corporation-Rainbow Media Group #<F6>                     79,040
     3,350  CenturyTel, Inc.                                           109,880
     2,500  Mediacom Communications
              Corporation #<F6>                                         45,650
                                                                    ----------
                                                                       234,570
                                                                    ----------

            ELECTRIC, GAS, AND SANITARY SERVICES 3.39%
     2,400  ALLETE, Inc.                                                60,480
     1,200  Kinder Morgan, Inc.                                         66,828
       600  NRG Energy, Inc. #<F6>                                       9,300
     3,200  PG&E Corporation #<F6>                                      61,568
     1,600  PPL Corporation                                             55,760
     2,400  Western Resources, Inc.                                     41,280
                                                                    ----------
                                                                       295,216
                                                                    ----------

            Total Transportation, Communications,
              Electric, Gas, and Sanitary Services                     668,716
                                                                    ----------

            WHOLESALE TRADE  2.14%

            WHOLESALE TRADE - DURABLE GOODS 2.14%
     4,850  Apogent Technologies Inc. #<F6>                            125,130
     1,900  IKON Office Solutions, Inc.                                 22,211
       900  Tech Data Corporation #<F6>                                 38,952
                                                                    ----------
                                                                       186,293
                                                                    ----------
            Total Wholesale Trade                                      186,293
                                                                    ----------

            RETAIL TRADE 10.23%

            GENERAL MERCHANDISE STORES 0.90%
     2,525  The Neiman Marcus Group, Inc.                               78,452
                                                                    ----------

            AUTOMOTIVE DEALERS AND GASOLINE
              SERVICE STATIONS 1.42%
    10,000  AutoNation, Inc. #<F6>                                     123,300
                                                                    ----------

            EATING AND DRINKING PLACES 4.28%
     2,100  AFC Enterprises, Inc. #<F6>                                 59,619
     1,800  ARAMARK Corporation #<F6>                                   48,420
     1,200  CEC Entertainment Inc. #<F6>                                52,068
     2,900  Outback Steakhouse, Inc. #<F6>                              99,325
     4,800  Viad Corp.                                                 113,664
                                                                    ----------
                                                                       373,096
                                                                    ----------

            MISCELLANEOUS RETAIL 3.63%
     3,600  Dollar Tree Stores, Inc. #<F6>                             111,276
     9,900  Toys "R" Us, Inc. #<F6>                                    205,326
                                                                    ----------
                                                                       316,602
                                                                    ----------
            Total Retail Trade                                         891,450
                                                                    ----------

            FINANCE, INSURANCE,
              AND REAL ESTATE 20.07%

            DEPOSITORY INSTITUTIONS 4.29%
     3,095  Charter One Financial, Inc.                                 84,029
     3,600  Hibernia Corporation                                        64,044
     4,200  Huntington Bancshares Incorporated                          72,198
     3,600  North Fork Bancorporation, Inc.                            115,164
     1,000  UnionBanCal Corporation                                     38,000
                                                                    ----------
                                                                       373,435
                                                                    ----------

            NON-DEPOSITORY CREDIT INSTITUTIONS 1.21%
     3,000  MBNA Corporation                                           105,600
                                                                    ----------

            SECURITY AND COMMODITY BROKERS,
              DEALERS, EXCHANGES, AND SERVICES 2.88%
       900  The Bear Stearns Companies Inc.                             52,776
       200  Federated Investors, Inc.                                    6,376
     2,300  Franklin Resources, Inc.                                    81,121
     3,175  T. Rowe Price Group Inc.                                   110,268
                                                                    ----------
                                                                       250,541
                                                                    ----------

            INSURANCE CARRIERS 8.99%
     2,900  Allmerica Financial Corporation                            129,195
     1,800  Everest Re Group, Ltd.                                     127,260
     2,900  HCC Insurance Holdings, Inc.                                79,895
     3,150  Horace Mann Educators Corporation                           66,843
     2,600  MBIA Inc.                                                  139,438
     1,800  Oxford Health Plans, Inc. #<F6>                             54,252
       600  Wellpoint Health Networks Inc. #<F6>                        70,110
     1,275  XL Capital Ltd.                                            116,484
                                                                    ----------
                                                                       783,477
                                                                    ----------

            INSURANCE AGENTS, BROKERS, AND SERVICE 1.26%
     3,100  Aon Corporation                                            110,112
                                                                    ----------

            HOLDING AND OTHER INVESTMENT OFFICES 1.44%
     4,300  The Rouse Company                                          125,947
                                                                    ----------

            Total Finance, Insurance,
              and Real Estate                                        1,749,112
                                                                    ----------

            SERVICES 17.06%

            PERSONAL SERVICES 1.26%
     2,450  H&R Block, Inc.                                            109,515
                                                                    ----------

            BUSINESS SERVICES 10.72%
     1,800  ADVO, Inc.                                                  77,400
     2,500  Acxiom Corporation #<F6>                                    43,675
     2,300  Brady Corporation                                           84,180
     5,175  Cendant Corporation #<F6>                                  101,482
     4,100  Ceridian Corporation #<F6>                                  76,875
     2,375  Certegy Inc. #<F6>                                          81,272
     4,350  Equifax Inc.                                               105,052
       128  Grey Global Group Inc.                                      85,344
     3,510  The Interpublic Group
              of Companies, Inc.                                       103,685
     2,400  Manpower Inc.                                               80,904
     3,250  SunGard Data Systems Inc. #<F6>                             94,023
                                                                    ----------
                                                                       933,892
                                                                    ----------

            MOTION PICTURES 0.83%
     3,300  Metro-Goldwyn-Mayer Inc. #<F6>                              72,270
                                                                    ----------

            HEALTH SERVICES 1.11%
     3,500  Edwards Lifesciences Corporation #<F6>                      96,705
                                                                    ----------

            ENGINEERING, ACCOUNTING, RESEARCH,
              MANAGEMENT, AND RELATED SERVICES 1.94%
     4,700  KPMG Consulting Inc. #<F6>                                  77,879
     6,600  The ServiceMaster Company                                   91,080
                                                                    ----------
                                                                       168,959
                                                                    ----------

            SERVICES 1.20%
     2,975  The New Dun & Bradstreet
              Corporation #<F6>                                        105,018
                                                                    ----------
            Total Services                                           1,486,359
                                                                    ----------
            Total Common Stock
              (Cost $7,319,964)                                      7,858,251
                                                                    ----------

            SHORT-TERM INVESTMENTS 9.56%

            MONEY MARKET FUNDS 9.56%
   833,266  Federated Prime Obligations Fund                           833,266
                                                                    ----------
            Total Short-Term Investments
            (Cost $833,266)                                            833,266
                                                                    ----------
            Total Investments 99.74%
            (Cost $8,153,230)                                        8,691,517
                                                                    ----------
            Other Assets, Less Liabilities 0.26%                        22,828
                                                                    ----------
            Net Assets 100%                                         $8,714,345
                                                                    ----------
                                                                    ----------

#<F6>  Non-income producing security.

                       See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2001 (Unaudited)

 NUMBER OF                                                            MARKET
  SHARES                                                              VALUE
 ---------                                                            ------
            COMMON STOCKS 93.04%

            BRAZIL 0.51%
    21,552  Telesp Celular Participacoes SA                        $   199,572
                                                                   -----------

            BRITAIN 25.09%
    20,382  Amvescap PLC                                               591,486
     9,706  ARM Holdings PLC #<F7>                                     151,317
    12,400  AstraZeneca PLC                                            577,840
     6,637  Barclays PLC                                               893,008
    12,600  BP PLC                                                     586,026
     8,433  BT Group PLC                                               309,913
    30,596  Cadbury Schweppes PLC                                      786,929
    13,100  Diageo PLC                                                 606,137
    25,720  GlaxoSmithKline PLC                                      1,281,370
     6,500  HSBC Holdings PLC                                          388,115
     6,613  Koninklijke (Royal) Philips
              Electronics NV                                           192,504
    20,093  Prudential PLC                                             470,779
     9,026  Rio Tinto PLC                                              706,736
    11,711  Shire Pharmaceuticals Group PLC #<F7>                      428,623
    41,959  Six Continents PLC                                         425,045
    17,200  Unilever PLC                                               572,244
    34,516  Vodafone Group PLC                                         886,371
                                                                   -----------
                                                                     9,854,443
                                                                   -----------

            DENMARK 2.21%
    25,000  Danske Bank A/S                                            401,178
    11,681  Novo Nordisk A/S                                           468,408
                                                                   -----------
                                                                       869,586
                                                                   -----------

            FINLAND 2.50%
    23,300  Nokia Oyj                                                  571,549
    84,511  Sonera Oyj                                                 410,723
                                                                   -----------
                                                                       982,272
                                                                   -----------

            FRANCE 14.21%
    35,300  Alcatel SA                                                 584,215
    15,687  Aventis SA                                               1,113,777
    28,500  Axa                                                        599,070
    47,405  LVMH Moet Hennessy
              Louis Vuitton SA                                         390,617
    51,700  Societe Generale                                           578,621
    12,289  Technip-Coflexip SA #<F7>                                  412,910
    18,361  TotalFinaElf SA                                          1,289,677
    11,400  Vivendi Universal SA                                       613,206
                                                                   -----------
                                                                     5,582,093
                                                                   -----------

            GERMANY 7.27%
     7,935  Bayerische Motoren Werke
              (BMW) AG #<F7>                                           272,766
    14,843  Deutsche Bank AG #<F7>                                   1,041,236
     8,862  E.On AG                                                    456,482
    13,724  SAP AG                                                     438,207
     9,900  Siemens AG                                                 648,252
                                                                   -----------
                                                                     2,856,943
                                                                   -----------

            HONG KONG 0.93%
    20,964  China Mobile (Hong Kong) Limited #<F7>                     366,451
                                                                   -----------

            IRELAND 1.22%
    10,618  Elan Corporation PLC #<F7>                                 478,447
                                                                   -----------

            ITALY 2.86%
     7,500  Benetton Group SPA                                         167,250
     9,500  ENI SPA                                                    588,620
    16,800  Sanpaolo IMI SPA                                           367,752
                                                                   -----------
                                                                     1,123,622
                                                                   -----------

            JAPAN 11.14%
    22,678  Canon Inc.                                                 795,091
     4,981  Honda Motor Co., Ltd.                                      406,001
     7,731  Ito-Yokado Co., Ltd.                                       351,761
     1,900  Kao Corporation                                            395,048
    46,730  Mitsubishi Tokyo Financial
              Group, Inc. (MTFG) #<F7>                                 302,343
    15,904  Nintendo Co., Ltd.                                         344,328
    25,880  Nomura Holdings, Inc.                                      317,289
     7,802  NTT DoCoMo, Inc.                                           458,381
     4,497  Secom Co., Ltd.                                            451,553
    12,300  Sony Corporation                                           554,730
                                                                   -----------
                                                                     4,376,525
                                                                   -----------

            NETHERLANDS 8.71%
    34,700  ABN AMRO Holding NV                                        564,916
    21,500  Aegon NV                                                   575,555
    17,327  ASML Holding NV #<F7>                                      295,425
    10,400  Heineken NV                                                394,376
    22,900  ING Groep NV                                               582,805
    14,764  Koninklijke Ahold NV                                       433,914
    11,700  Royal Dutch Petroleum Company                              573,534
                                                                   -----------
                                                                     3,420,525
                                                                   -----------

            SINGAPORE 1.25%
    16,384  DBS Group Holdings Limited                                 489,790
                                                                   -----------

            SPAIN 1.95%
    48,776  Endesa, SA                                                 764,320
                                                                   -----------

            SWEDEN 2.91%
     9,000  Electrolux AB                                              263,880
    27,436  ForeningsSparbanken AB (Swedbank)                          340,017
   103,214  Telefonaktiebolaget LM Ericsson                            538,777
                                                                   -----------
                                                                     1,142,674
                                                                   -----------

            SWITZERLAND 9.42%
    18,190  Nestle SA                                                  969,592
    15,800  Novartis AG                                                576,700
     5,788  Swiss Re                                                   589,599
    20,054  UBS AG                                                   1,002,700
    24,000  Zurich Financial Services AG #<F7>                         563,030
                                                                   -----------
                                                                     3,701,621
                                                                   -----------

            TAIWAN 0.86%
    19,761  Taiwan Semiconductor Manufacturing
              Company Ltd. #<F7>                                       339,296
                                                                   -----------
            Total Common Stocks
              (Cost $37,157,619)                                    36,548,180
                                                                   -----------

            SHORT-TERM INVESTMENTS 7.05%

            MONEY MARKET FUNDS 7.05%
 2,768,668  Federated Prime Obligations Fund                         2,768,668
                                                                   -----------
            Total Short-Term Investments
            (Cost $2,768,668)                                        2,768,668
                                                                   -----------
            Total Investments 100.09%
            (Cost $39,926,287)                                      39,316,848
                                                                   -----------
            Liabilities, less Other Assets (0.09)%                     (33,570)
                                                                   -----------
            Net Assets 100%                                        $39,283,278
                                                                   -----------
                                                                   -----------

#<F7>  Non-income producing security.

                       See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
December 31, 2001 (Unaudited)

 NUMBER OF                                                            MARKET
  SHARES                                                               VALUE
 ---------                                                            ------
            REAL ESTATE INVESTMENT TRUSTS 92.66%

            APARTMENTS 26.89%
     1,560  Amli Residential Properties Trust                       $   39,343
     3,410  Apartment Investment &
              Management Company                                       155,939
    13,995  Archstone-Smith Trust                                      368,069
     6,530  Avalonbay Communities, Inc.                                308,934
     4,420  BRE Properties, Inc.                                       136,843
     3,500  Camden Property Trust                                      128,450
    21,410  Equity Residential Properties Trust                        614,681
     1,570  Essex Property Trust, Inc.                                  77,574
     3,570  Gables Residential Trust                                   105,672
     3,840  Home Properties of New York, Inc.                          121,344
     4,040  Post Properties, Inc.                                      143,460
     2,370  Summit Properties Inc.                                      59,297
                                                                    ----------
                                                                     2,259,606
                                                                    ----------

            DIVERSIFIED 9.61%
     1,250  Colonial Properties Trust                                   38,938
     3,280  Duke Realty Corporation                                     79,802
     5,990  Liberty Property Trust                                     178,802
    11,330  Vornado Realty Trust                                       471,328
     1,570  Washington Real Estate
              Investment Trust                                          39,077
                                                                    ----------
                                                                       807,947
                                                                    ----------

            OFFICE PROPERTY 29.66%
     1,810  Alexandria Real Estate Equities, Inc.                       74,391
     7,390  Arden Realty, Inc.                                         195,835
     6,130  Boston Properties, Inc.                                    232,940
     4,450  Brandywine Realty Trust                                     93,762
     7,880  CarrAmerica Realty Corporation                             237,188
     5,350  Cousins Properties, Inc                                    130,326
     5,490  Crescent Real Estate
             Equities Company                                           99,424
    29,310  Equity Office Properties Trust                             881,645
       880  Kilroy Realty Corporation                                   23,118
     3,850  Mack-Cali Realty Corporation                               119,427
     4,910  Prentiss Properties Trust                                  134,779
     4,970  Reckson Associates
              Realty Corporation                                       116,099
     4,980  SL Green Realty Corp.                                      152,936
                                                                    ----------
                                                                     2,491,870
                                                                    ----------

            REGIONAL MALLS 11.91%
     3,070  CBL & Associates Properties, Inc.                           96,705
     3,370  General Growth Properties, Inc.                            130,756
     5,230  The Macerich Company                                       139,118
     3,380  The Rouse Company                                           99,000
    14,000  Simon Property Group, Inc.                                 410,620
     8,400  Taubman Centers, Inc.                                      124,740
                                                                    ----------
                                                                     1,000,939
                                                                    ----------

            SHOPPING CENTERS 6.50%
     1,840  Developers Diversified
              Realty Corporation                                        35,144
     1,520  Federal Realty Investment Trust                             34,960
     3,490  IRT Property Company                                        36,994
     2,190  Kimco Realty Corporation                                    71,591
     3,020  New Plan Excel Realty Trust                                 57,531
     5,420  Pan Pacific Retail Properties, Inc.                        155,662
     3,470  Regency Centers Corporation                                 96,293
     1,200  Weingarten Realty Investors                                 57,600
                                                                    ----------
                                                                       545,775
                                                                    ----------

            WAREHOUSE/INDUSTRIAL 8.09%
     9,070  AMB Property Corporation                                   235,820
     1,940  CenterPoint Properties Corporation                          96,612
    12,690  ProLogis Trust                                             272,962
     2,360  PS Business Parks, Inc.                                     74,340
                                                                    ----------
                                                                       679,734
                                                                    ----------
            Total Real Estate Investment Trusts
              (Cost $7,646,531)                                      7,785,871
                                                                    ----------

            SHORT-TERM INVESTMENTS 1.63%

            MONEY MARKET FUNDS 1.63%
   137,206  Federated Prime Obligations Fund                           137,206
                                                                    ----------
            Total Short-Term Investments
            (Cost $137,206)                                            137,206
                                                                    ----------
            Total Investments 94.29%
            (Cost $7,783,737)                                        7,923,077
                                                                    ----------
            Other Assets, Less Liabilities 5.71%                       479,480
                                                                    ----------
            Net Assets 100%                                         $8,402,557
                                                                    ----------
                                                                    ----------

                       See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS
December 31, 2001 (Unaudited)

 PRINCIPAL                                                            MARKET
  AMOUNT                                                               VALUE
 ---------                                                            ------
            MUNICIPAL BONDS 89.20%

            GENERAL OBLIGATION BONDS 54.11%

            ALABAMA 2.75%
  $195,000  Birmingham, Alabama,
              5.00%, 04-01-2008                                     $  203,584
                                                                    ----------

            ARIZONA 1.89%
   135,000  Maricopa County Arizona School
              District No. 3 Tempe Elementary,
              5.00%, 07-01-2012                                        139,567
                                                                    ----------

            CALIFORNIA  1.76%
   125,000  California State, 5.25%, 10-01-2013                        129,995
                                                                    ----------

            DISTRICT OF COLUMBIA 1.45%
   100,000  District of Columbia,
              5.50%, 06-01-2007                                        106,875
                                                                    ----------

            FLORIDA 4.24%
   300,000  Broward County Florida,
              5.00%, 01-01-2008                                        313,728
                                                                    ----------

            HAWAII 1.49%
   100,000  Honolulu Hawaii City & County,
              6.00%, 01-01-2009                                        110,298
                                                                    ----------

            ILLINOIS 4.91%
   100,000  Illinois State, 5.25%, 08-01-2012
              (Callable 08-01-2011 @ 100)                              104,276
   250,000  Naperville, Illinois,
              5.00%, 12-01-2011                                        258,882
                                                                    ----------
                                                                       363,158
                                                                    ----------

            MASSACHUSETTS 1.44%
   100,000  Massachusetts State,
              5.25%, 12-01-2008                                        106,544
                                                                    ----------

            MINNESOTA 4.09%
   295,000  Prior Lake Minnesota Independent
              School District No. 719,
              4.75%, 02-01-2010                                        302,145
                                                                    ----------

            NEVADA 5.70%
   135,000  Clark County Nevada School
              District, 6.00%, 06-15-2007
              (Callable 6-15-2006 @ 101)                               147,490
   250,000  Nevada State, 6.00%, 09-01-2006
              (Callable 02-01-2011 @ 101)                              273,712
                                                                    ----------
                                                                       421,202
                                                                    ----------

            NEW YORK 1.42%
   100,000  New York,  New York,
              5.25%, 08-01-2011
              (Callable 02-01-2011 @ 101)                              104,906
                                                                    ----------

            NORTH CAROLINA 1.39%
   100,000  North Carolina State,
              4.60%, 04-01-2008                                        102,834
                                                                    ----------

            SOUTH CAROLINA 1.45%
   100,000  South Carolina State,
              5.50%, 04-01-2006                                        107,569
                                                                    ----------

            TEXAS 10.87%
   200,000  Cypress-Fairbanks Texas
              Independent School District,
              5.25%, 02-15-2012                                        208,764
            Frisco Texas
   145,000    5.875%, 02-15-2010                                       158,111
   165,000    5.00%, 02-15-2012
                (Callable 2-15-2011 @ 100)                             168,627
   150,000  Mansfield, Texas, 5.50%, 02-15-2008                        160,578
   100,000  Texas State, 5.50%, 10-01-2008                             107,496
                                                                    ----------
                                                                       803,576
                                                                    ----------

            UTAH 1.42%
   100,000  Jordan Utah School District,
              5.125%, 06-15-2008                                       105,348
                                                                    ----------

            VIRGINIA 1.45%
   100,000  Newport News Virginia,
              5.50%, 05-01-2005                                        106,934
                                                                    ----------

            WASHINGTON 2.82%
   100,000  Seattle, Washington, 5.00%, 08-01-2012
              (Callable 08-01-2011 @ 100)                              102,443
   100,000  Snohomish County Washington,
              5.00%, 12-01-2006                                        105,691
                                                                    ----------
                                                                       208,134
                                                                    ----------

            WISCONSIN 3.57%
            Wisconsin State
   150,000  5.00%, 05-01-2008                                          156,512
   100,000  5.50%, 05-01-2009                                          107,141
                                                                    ----------
                                                                       263,653
                                                                    ----------
            Total General Obligation Bonds                           4,000,050
                                                                    ----------

            REVENUE BONDS 35.09%

            FLORIDA 4.38%
   100,000  Dade County Florida Water &
              Sewer System, 6.25%, 10-01-2007                          111,379
   100,000  Jacksonville Florida Excise Taxes,
              5.65%, 10-01-2005
              (Callable 04-01-2002)                                    107,983
   100,000  Mary Esther Florida Water & Sewer,
              4.95%, 01-01-2007                                        104,674
                                                                    ----------
                                                                       324,036
                                                                    ----------

            ILLINOIS 2.85%
   100,000  Chicago Wastewater Transmission,
              5.375%, 01-01-2013                                       103,913
   100,000  Illinois State Sales Tax,
              5.375%, 06-15-2007                                       106,316
                                                                    ----------
                                                                       210,229
                                                                    ----------

            INDIANA 5.53%
   200,000  Purdue University Indiana,
              4.25%, 07-01-2008                                        199,438
   200,000  Sunman Dearborn Indiana
              Intermediate School Building Corp,
              5.375%, 07-15-2012
              (Callable 01-15-2012 @ 100)                              209,230
                                                                    ----------
                                                                       408,668
                                                                    ----------

            KANSAS 4.20%
   300,000  Kansas City Missouri Municipal
              Assistance Corp, 5.00%, 03-01-2012
              (Callable 03-01-2011 @ 101)                              310,371
                                                                    ----------

            MASSACHUSETTS 3.22%
    95,000  Massachusetts Bay Transportation
              Authority, 5.50%, 03-01-2012                             101,631
   120,000  Massachusetts State Water Resources
              Authority, 6.25%, 12-01-2011                             136,428
                                                                    ----------
                                                                       238,059
                                                                    ----------

            MISSOURI 1.46%
   100,000  University of Missouri,
              5.50%, 11-01-2008                                        108,070
                                                                    ----------

            OHIO 1.41%
   100,000  Bowling Green State University
              of Ohio, 5.00%, 06-01-2008                               104,279
                                                                    ----------

            OREGON 1.41%
   100,000  Oregon State Housing &
              Community Services Department,
              5.40%, 07-01-2005
              (Callable 07-01-2003 @102)                               104,502
                                                                    ----------

            PENNSYLVANIA 2.81%
   100,000  Pennsylvania Housing Finance
              Agency, 4.95%, 10-01-2004
              (Callable 10-01-2003 @ 102)                              104,286
   100,000  Philadelphia Pennsylvania Gas
              Works, 5.00%, 08-01-2010                                 103,090
                                                                    ----------
                                                                       207,376
                                                                    ----------

            TENNESSEE 3.52%
   250,000  Knoxville Tennessee Water,
              5.00%, 03-01-2009                                        260,515
                                                                    ----------

            TEXAS 4.30%
   100,000  Flower Mound Texas Waterworks
              and Sewer, 5.375%, 09-01-2006                            107,058
   100,000  Texas State University Systems,
              5.25%, 03-15-2010                                        104,878
   100,000  University of Texas,
              5.25%, 08-15-2008                                        105,886
                                                                    ----------
                                                                       317,822
                                                                    ----------
            Total Revenue Bonds                                      2,593,927
                                                                    ----------
            Total Municipal Bonds
              (Cost $6,659,795)                                      6,593,977
                                                                    ----------

            SHORT-TERM INVESTMENTS 21.88%

            REVENUE BONDS 20.29%

            FLORIDA 1.35%
   100,000  Pinellas County Florida Health Facility
              Authority, 1.70%, 12-01-2015                             100,000
                                                                    ----------

            ILLINOIS 1.35%
   100,000  Illinois Health Facilities Authority,
              2.00%, 01-01-2020                                        100,000
                                                                    ----------

            KANSAS 1.35%
   100,000  Olathe Kansas Recreational Facilities,
              2.10%, 11-01-2016                                        100,000
                                                                    ----------

            MINNESOTA 1.35%
   100,000  Mankato, 2.10%, 05-01-2006                                 100,000
                                                                    ----------

            MISSOURI 4.06%
            Missouri State Health &
              Educational Facilities Authority
   100,000  2.10%, 11-01-2029                                          100,000
   200,000  2.05%, 08-15-2024                                          200,000
                                                                    ----------
                                                                       300,000
                                                                    ----------

            NEBRASKA 2.71%
   200,000  Nebraska Educational Finance
              Authority, 1.95%, 08-01-2031                             200,000
                                                                    ----------

            NEW YORK 4.06%
   100,000  New York, NY, 1.95%, 08-01-2021                            100,000
   200,000  New York City Municipal Water
              Finance Authority Water & Sewer,
              1.95%, 06-15-2033                                        200,000
                                                                    ----------
                                                                       300,000
                                                                    ----------

            WASHINGTON 4.06%
   300,000  Washington State Housing Finance
              Commission Nonprofit,
              1.75%, 08-01-2019                                        300,000
                                                                    ----------
            Total Short-Term Revenue Bonds
              (Cost $1,500,000)                                      1,500,000
                                                                    ----------

 NUMBER OF
  SHARES
 ---------
            MONEY MARKET FUNDS 1.59%
   117,416  Federated Tax-Free Obligations Fund,
              2.4486%, 12-31-2050                                      117,416
                                                                    ----------
            Total Money Market Funds
            (Cost $117,416)                                            117,416
                                                                    ----------
            Total Short-Term Investments
            (Cost $1,617,416)                                        1,617,416
                                                                    ----------
            Total Investments 111.08%
            (Cost $8,277,211)                                        8,211,393
                                                                    ----------
            Liabilities, less Other Assets (11.08)%                   (818,946)
                                                                    ----------
            Net Assets 100%                                         $7,392,447
                                                                    ----------
                                                                    ----------

                       See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS
December 31, 2001 (Unaudited)

 NUMBER OF                                                            MARKET
  SHARES                                                              VALUE
 ---------                                                            ------
            INVESTMENT COMPANIES 97.65%
 1,345,882  BlackRock Core Bond
              Total Return Portfolio                               $13,028,146
    10,972  Credit Suisse Institutional
              High Yield Fund                                          120,033
   115,150  FFTW International Fund                                    867,080
   133,281  Salomon Brothers Institutional
              Emerging Markets Debt Fund                               839,673
   287,192  Salomon Brothers Institutional
              High Yield Bond Fund                                   1,740,383
 1,138,214  Western Asset Core Portfolio                            12,702,463
                                                                   -----------
            Total Investment Companies
              (Cost $29,755,946)                                    29,297,778
                                                                   -----------

            SHORT-TERM INVESTMENTS 1.39%

            MONEY MARKET FUNDS 1.39%
   418,016  Federated Prime Obligations Fund                           418,016
                                                                   -----------
            Total Short-Term Investments
              (Cost $418,016)                                          418,016
                                                                   -----------
            Total Investments 99.04%
              (Cost $30,173,962)                                    29,715,794
                                                                   -----------
            Other Assets, Less Liabilities 0.96%                       288,905
                                                                   -----------
            Net Assets 100%                                        $30,004,699
                                                                   -----------
                                                                   -----------

                       See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES
December 31, 2001 (Unaudited)

                                                                 LARGE CAP      LARGE CAP    SMALL/MID CAP   SMALL/MID CAP
                                                                GROWTH FUND     VALUE FUND    GROWTH FUND      VALUE FUND
                                                                -----------     ----------   -------------   -------------
ASSETS:
   Investments, at value (cost $31,387,066, $31,228,745,
     $8,445,163, and $8,153,230, respectively)                  $32,182,497    $32,438,765    $ 9,009,515      $ 8,691,517
   Cash                                                           1,648,586      1,653,769        430,102          398,581
   Receivable for investment securities sold                             --             --             --           37,789
   Income receivable                                                 12,588         52,100          2,026            8,482
   Receivable for fund shares sold                                  292,140        292,927         74,933           72,956
   Receivable from Advisor                                               --             --          1,362            2,672
   Other assets                                                      13,762         13,671         11,421           11,421
                                                                -----------    -----------    -----------      -----------
        Total Assets                                             34,149,573     34,451,232      9,529,359        9,223,418
                                                                -----------    -----------    -----------      -----------

LIABILITIES:
   Payable to Advisor                                                33,203         29,436             --               --
   Payable for securities purchased                                 201,165        465,963             --          467,082
   Payable for fund shares redeemed                                     880            485            348              213
   Other accrued expenses                                            68,737         69,685         41,872           41,778
                                                                -----------    -----------    -----------      -----------
        Total Liabilities                                           303,985        565,569         42,220          509,073
                                                                -----------    -----------    -----------      -----------
NET ASSETS                                                      $33,845,588    $33,885,663   $  9,487,139     $  8,714,345
                                                                -----------    -----------    -----------      -----------
                                                                -----------    -----------    -----------      -----------

NET ASSETS CONSIST OF:
   Capital stock                                                 34,254,086     33,022,734      9,663,594        8,442,149
   Unrealized appreciation on investments                           795,431      1,210,020        564,352          538,287
   Accumulated undistributed
     net investment income (loss)                                   (79,329)         1,053        (38,199)          (1,073)
   Accumulated undistributed net realized loss                   (1,124,600)      (348,144)      (702,608)        (265,018)
                                                                -----------    -----------    -----------      -----------
        Total Net Assets                                        $33,845,588    $33,885,663    $ 9,487,139      $ 8,714,345
                                                                -----------    -----------    -----------      -----------
                                                                -----------    -----------    -----------      -----------
   Shares outstanding (unlimited shares
     of no par value authorized)                                  3,763,241      3,375,809      1,019,669          843,215
   Net asset value, offering and
     redemption price per share                                 $      8.99    $     10.04    $      9.30      $     10.33
                                                                -----------    -----------    -----------      -----------
                                                                -----------    -----------    -----------      -----------

                       See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
December 31, 2001 (Unaudited)

                                                               INTERNATIONAL   REAL ESTATE      TAX-EXEMPT        CORE PLUS
                                                                   EQUITY       SECURITIES     FIXED INCOME     FIXED INCOME
                                                                    FUND           FUND            FUND             FUND
                                                               -------------   -----------     ------------     ------------
ASSETS:
   Investments, at value (cost $39,926,287, $7,783,737,
     $8,277,211 and $30,173,962, respectively)                  $39,316,848     $ 7,923,077     $ 8,211,393      $29,715,794
   Cash                                                               1,572         405,666              --        1,335,170
   Receivable for investment securities sold                             --              --              --               --
   Income receivable                                                 28,813          51,113          91,032          316,376
   Receivable for fund shares sold                                   66,528          43,946          14,430          105,366
   Receivable from Advisor                                               --           3,648           3,414               --
   Other assets                                                      17,128          11,165           9,166           12,884
                                                                -----------     -----------     -----------      -----------
        Total Assets                                             39,430,889       8,438,615       8,329,435       31,485,590
                                                                -----------     -----------     -----------      -----------

LIABILITIES:
   Payable to Advisor                                                40,195              --              --           23,183
   Payable for securities purchased                                      --           1,161         915,755        1,410,685
   Payable for fund shares redeemed                                      --             126              --              430
   Other accrued expenses                                           107,416          34,771          21,233           46,593
                                                                -----------     -----------     -----------      -----------
        Total Liabilities                                           147,611          36,058         936,988        1,480,891
                                                                -----------     -----------     -----------      -----------
NET ASSETS                                                      $39,283,278     $ 8,402,557     $ 7,392,447      $30,004,699
                                                                -----------     -----------     -----------      -----------
                                                                -----------     -----------     -----------      -----------

NET ASSETS CONSIST OF:
   Capital stock                                                 40,511,374       8,380,712       7,457,372       30,177,982
   Unrealized appreciation (depreciation) on
   investments                                                     (609,439)        139,340         (65,818)        (458,168)
   Accumulated undistributed
     net investment income (loss)                                   (58,247)          1,246             893          247,626
   Accumulated undistributed net realized gain (loss)              (560,410)       (118,741)             --           37,259
                                                                -----------     -----------     -----------      -----------
        Total Net Assets                                        $39,283,278    $  8,402,557    $  7,392,447      $30,004,699
                                                                -----------     -----------     -----------      -----------
                                                                -----------     -----------     -----------      -----------
   Shares outstanding (unlimited shares
     of no par value authorized)                                  4,153,320         839,992         734,708        2,959,362
   Net asset value, offering and
     redemption price per share                                 $      9.46     $     10.00     $     10.06      $     10.14
                                                                -----------     -----------     -----------      -----------
                                                                -----------     -----------     -----------      -----------

                       See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS
Six Months Ended December 31, 2001 (Unaudited)

                                                                 LARGE CAP      LARGE CAP     SMALL/MID CAP     SMALL/MID CAP
                                                                GROWTH FUND     VALUE FUND     GROWTH FUND       VALUE FUND
                                                                -----------     ----------    -------------     -------------
INVESTMENT INCOME:
   Dividend income (net of withholding tax of $0, $0,
     $0, and $117, respectively)                                $    30,433     $  204,927       $   1,922        $  39,620
   Interest income                                                   36,424         23,062          10,530           10,257
                                                                -----------     ----------       ---------        ---------
        Total investment income                                      66,857        227,989          12,452           49,877
                                                                -----------     ----------       ---------        ---------

EXPENSES:
   Investment advisory fees                                          93,206         91,920          30,263           32,044
   Distribution (12b-1) fees                                         24,528         24,189           7,964            8,011
   Federal and state registration fees                               17,848         17,848          13,432           13,432
   Custody fees                                                      17,234         19,263          14,856           14,795
   Audit fees                                                        10,856         10,856           5,704            5,704
   Shareholder servicing fees                                         4,905          4,838           1,593            1,602
   Fund accounting fees                                               4,686          5,942           5,469            5,549
   Administration fees                                                4,250          4,250           4,068            4,068
   Transfer agent fees and expenses                                   3,959          3,959           3,959            3,959
   Reports to shareholders                                            3,312          3,312           1,656            1,656
   Directors' fees and expenses                                       2,392          2,392           1,288            1,288
   Legal fees                                                         2,392          2,392           1,288            1,288
   Insurance fees                                                     1,656          1,656             920              920
                                                                -----------     ----------       ---------        ---------
        Total expenses before Advisor reimbursement                 191,224        192,817          92,460           94,316
   Less fees and expenses reimbursed
     and waived by the Advisor                                      (45,038)       (48,676)        (41,809)         (43,366)
                                                                -----------     ----------       ---------        ---------
        Net expenses                                                146,186        144,141          50,651           50,950
                                                                -----------     ----------       ---------        ---------
   Net investment income (loss)                                     (79,329)        83,848         (38,199)          (1,073)
                                                                -----------     ----------       ---------        ---------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments                              (1,124,600)      (348,144)       (702,608)        (265,018)
   Net change in unrealized appreciation on investments             795,431      1,210,020         564,352          538,287
                                                                -----------     ----------       ---------        ---------
        Net realized and unrealized gains (losses)                 (329,169)       861,876        (138,256)         273,269
                                                                -----------     ----------       ---------        ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                     $  (408,498)    $  945,724       $(176,455)       $ 272,196
                                                                -----------     ----------       ---------        ---------
                                                                -----------     ----------       ---------        ---------

                       See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
Six Months Ended December 31, 2001 (Unaudited)

                                                               INTERNATIONAL   REAL ESTATE     TAX-EXEMPT      CORE PLUS
                                                                   EQUITY       SECURITIES    FIXED INCOME    FIXED INCOME
                                                                    FUND           FUND           FUND            FUND
                                                               -------------   -----------    ------------    ------------
INVESTMENT INCOME:
   Dividend income (net of withholding tax of
     $17,163, $0, $0, and $0, respectively)                     $   107,880      $ 231,557      $     --        $ 834,398
   Interest income                                                   71,326          8,834        72,914            6,634
                                                                -----------      ---------      --------        ---------
        Total investment income                                     179,206        240,391        72,914          841,032
                                                                -----------      ---------      --------        ---------

EXPENSES:
   Investment advisory fees                                         141,875         31,516        17,242           67,713
   Distribution (12b-1) fees                                         37,335          8,294         5,388           22,571
   Federal and state registration fees                               27,048         12,880        10,488           12,512
   Custody fees                                                      21,861          9,819         1,911           10,858
   Audit fees                                                        21,712          4,968         2,208            4,600
   Shareholder servicing fees                                         7,467          1,658         1,077            4,515
   Fund accounting fees                                               5,541          4,563         5,541            7,359
   Administration fees                                                4,664          4,068         3,886            3,886
   Transfer agent fees and expenses                                   3,959          3,959         3,959            3,959
   Reports to shareholders                                            6,624          1,472           736            1,288
   Directors' fees and expenses                                       4,968          1,104           552            1,104
   Legal fees                                                         4,968          1,104           552            1,104
   Insurance fees                                                     3,496            736           368              736
                                                                -----------      ---------      --------        ---------
        Total expenses before Advisor reimbursement                 291,518         86,141        53,908          142,205
   Less fees and expenses reimbursed
     and waived by the Advisor                                      (54,065)       (36,711)      (26,106)         (25,738)
                                                                -----------      ---------      --------        ---------
        Net expenses                                                237,453         49,430        27,802          116,467
                                                                -----------      ---------      --------        ---------
   Net investment income (loss)                                     (58,247)       190,961        45,112          724,565
                                                                -----------      ---------      --------        ---------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                         (560,410)      (118,741)           --           37,259
   Net change in unrealized appreciation
     (depreciation) on investments                                 (609,439)       139,340       (65,818)        (458,168)
                                                                -----------      ---------      --------        ---------
   Net realized and unrealized gains (losses)                    (1,169,849)        20,599       (65,818)        (420,909)
                                                                -----------      ---------      --------        ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                    $(1,228,096)     $ 211,560      $(20,706)       $ 303,656
                                                                -----------      ---------      --------        ---------
                                                                -----------      ---------      --------        ---------

                       See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS
Six Months Ended December 31, 2001 (Unaudited)

                                                                 LARGE CAP      LARGE CAP    SMALL/MID CAP   SMALL/MID CAP
                                                                GROWTH FUND     VALUE FUND    GROWTH FUND      VALUE FUND
                                                                -----------     ----------   -------------   -------------
OPERATIONS:
   Net investment income (loss)                                 $   (79,329)   $    83,848     $  (38,199)     $   (1,073)
   Net realized loss on investment transactions                  (1,124,600)      (348,144)      (702,608)       (265,018)
   Change in unrealized appreciation on investments                 795,431      1,210,020        564,352         538,287
                                                                -----------    -----------     ----------      ----------
        Net increase (decrease) in net assets
          resulting from operations                                (408,498)       945,724       (176,455)        272,196
                                                                -----------    -----------     ----------      ----------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                   36,762,893     35,199,601     12,416,197      12,151,592
   Shares issued to holders in reinvestment of dividends                 --         68,345             --              --
   Shares redeemed                                               (2,508,817)    (2,245,222)    (2,752,613)     (3,709,453)
                                                                -----------    -----------     ----------      ----------
        Net increase                                             34,254,076     33,022,724      9,663,584       8,442,139
                                                                -----------    -----------     ----------      ----------

DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
   Net investment income                                                 --        (82,795)            --              --
                                                                -----------    -----------     ----------      ----------
        Total dividends and distributions                                --        (82,795)            --              --
                                                                -----------    -----------     ----------      ----------

INCREASE IN NET ASSETS                                           33,845,578     33,885,653      9,487,129       8,714,335

NET ASSETS:
   Beginning of period                                                   10             10             10              10
                                                                -----------    -----------     ----------      ----------
   End of period (including undistributed net investment
     income (loss) of ($79,329), $1,053, ($38,199),
     and ($1,073),  respectively)                               $33,845,588    $33,885,663     $9,487,139      $8,714,345
                                                                -----------    -----------     ----------      ----------
                                                                -----------    -----------     ----------      ----------

                       See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
Six Months Ended December 31, 2001 (Unaudited)

                                                               INTERNATIONAL   REAL ESTATE     TAX-EXEMPT       CORE PLUS
                                                                   EQUITY       SECURITIES    FIXED INCOME    FIXED INCOME
                                                                    FUND           FUND           FUND            FUND
                                                               -------------   -----------    ------------    ------------
OPERATIONS:
   Net investment income (loss)                                 $   (58,247)    $  190,961      $   45,112      $   724,565
   Net realized gain (loss) on investment transactions             (560,410)      (118,741)             --           37,259
   Change in unrealized appreciation
     (depreciation) on investments                                 (609,439)       139,340         (65,818)        (458,168)
                                                                -----------     ----------      ----------      -----------
        Net increase (decrease) in net assets
          resulting from operations                              (1,228,096)       211,560         (20,706)         303,656
                                                                -----------     ----------      ----------      -----------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                   46,404,756     11,766,363       7,530,521       32,334,375
   Shares issued to holders in reinvestment of dividends                 --        156,755          31,461          421,501
   Shares redeemed                                               (5,893,392)    (3,542,416)       (204,610)      (2,577,904)
                                                                -----------     ----------      ----------      -----------
        Net increase                                             40,511,364      8,380,702       7,357,372       30,177,972
                                                                -----------     ----------      ----------      -----------

DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
   Net investment income                                                 --       (189,715)        (44,219)        (476,939)
                                                                -----------     ----------      ----------      -----------
        Total dividends and distributions                                --       (189,715)        (44,219)        (476,939)
                                                                -----------     ----------      ----------      -----------

INCREASE IN NET ASSETS                                           39,283,268      8,402,547       7,292,447       30,004,689

NET ASSETS:
   Beginning of period                                                   10             10         100,000               10
                                                                -----------     ----------      ----------      -----------
   End of period (including undistributed net
     investment income (loss) of ($58,247),
     $1,246, $893 and $247,626, respectively)                   $39,283,278     $8,402,557      $7,392,447      $30,004,699
                                                                -----------     ----------      ----------      -----------
                                                                -----------     ----------      ----------      -----------

                       See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS
Six Months Ended December 31, 2001 (Unaudited)

                                                                 LARGE CAP      LARGE CAP     SMALL/MID CAP     SMALL/MID CAP
                                                                GROWTH FUND     VALUE FUND     GROWTH FUND       VALUE FUND
                                                                -----------     ----------    -------------     -------------
Per share data for a share of capital stock outstanding
  for the entire period and selected information for
  the period are as follows:
Net asset value, beginning of period                               $10.00         $10.00          $10.00           $10.00

Income from investment operations:
   Net investment income (loss)                                     (0.02)          0.03           (0.04)              --
   Net realized and unrealized gains (losses)
     on investments                                                 (0.99)          0.04           (0.66)            0.33
                                                                   ------         ------          ------           ------
   Total from investment operations                                 (1.01)          0.07           (0.70)            0.33
                                                                   ------         ------          ------           ------

Less distributions:
   Dividends from net investment income                                --          (0.03)             --               --
                                                                   ------         ------          ------           ------
   Total distributions                                                 --          (0.03)             --               --
                                                                   ------         ------          ------           ------

Net asset value, end of period                                     $ 8.99         $10.04          $ 9.30           $10.33
                                                                   ------         ------          ------           ------
                                                                   ------         ------          ------           ------

Total return(1)<F8>                                               (10.10%)         0.67%          (7.00%)           3.30%

Supplemental data and ratios:
   Net assets, end of period                                  $33,845,588    $33,885,663      $9,487,139       $8,714,345

   Ratio of expenses to average net assets
        Before Expense Reimbursement(2)<F9>                         1.95%          1.99%           2.90%            2.94%
        After Expense Reimbursement(2)<F9>                          1.49%          1.49%           1.59%            1.59%

   Ratio of net investment income (loss)
     to average net assets
        Before Expense Reimbursement(2)<F9>                        (1.27%)         0.36%          (2.51%)          (1.38%)
        After Expense Reimbursement(2)<F9>                         (0.81%)         0.86%          (1.20%)          (0.03%)

   Portfolio turnover rate(1)<F8>                                  13.99%         25.98%          57.08%           63.75%

(1)<F8>   Not annualized.
(2)<F9>   Annualized.

                       See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS
Six Months Ended December 31, 2001 (Unaudited)

                                                               INTERNATIONAL   REAL ESTATE     TAX-EXEMPT        CORE PLUS
                                                                   EQUITY       SECURITIES    FIXED INCOME     FIXED INCOME
                                                                    FUND           FUND           FUND             FUND
                                                               -------------   -----------    ------------     ------------
Per share data for a share of capital stock outstanding
  for the entire period and selected information for
  the period are as follows:
Net asset value, beginning of period                               $10.00         $10.00         $10.00           $10.00

Income from investment operations:
   Net investment income (loss)                                     (0.01)          0.25           0.08             0.28
   Net realized and unrealized gains (losses)
     on investments                                                 (0.53)            --           0.06             0.06
                                                                   ------         ------         ------           ------
   Total from investment operations                                 (0.54)          0.25           0.14             0.34
                                                                   ------         ------         ------           ------

Less distributions:
   Dividends from net investment income                                --          (0.25)         (0.08)           (0.20)
                                                                   ------         ------         ------           ------
   Total distributions                                                 --          (0.25)         (0.08)           (0.20)
                                                                   ------         ------         ------           ------

Net asset value, end of period                                     $ 9.46         $10.00         $10.06           $10.14
                                                                   ------         ------         ------           ------
                                                                   ------         ------         ------           ------

Total return(1)<F10>                                               (5.40%)         2.50%          1.35%            3.42%

Supplemental data and ratios:
   Net assets, end of period                                  $39,283,278     $8,402,557     $7,392,447      $30,004,699

   Ratio of expenses to average net assets
       Before Expense Reimbursement(2)<F11>                         1.95%          2.60%          2.50%            1.57%
       After Expense Reimbursement(2)<F11>                          1.59%          1.49%          1.29%            1.29%

   Ratio of net investment income (loss)
     to average net assets
       Before Expense Reimbursement(2)<F11>                        (0.75%)         4.65%          0.88%            7.74%
       After Expense Reimbursement(2)<F11>                         (0.39%)         5.76%          2.09%            8.02%

   Portfolio turnover rate(1)<F10>                                 28.01%         60.23%          0.00%            1.33%

(1)<F10>   Not annualized.
(2)<F11>   Annualized.

                       See notes to financial statements.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2001 (Unaudited)

1.   ORGANIZATION

     AssetMark Funds (the "Trust") was organized as a Delaware business trust under a Declaration of Trust dated January 2, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with eight non-diversified funds (the "Funds"): AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund and AssetMark Core Plus Fixed Income Fund. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds commenced operations on June 29, 2001.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     (a)  Investment Valuation
          Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between the most recent quoted bid and asked price. Each over-the-counter security for which the last sale price on the day of valuation is available from NASDAQ and falls within the latest bid and asked quotations is valued at that price. All other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked price. Securities that are traded on both the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities for which quotations are not readily available will be valued at their fair market value as determined by the Board of Trustees.

     (b)  Organization and Prepaid Initial Registration Expense
          Expenses incurred by the Trust in connection with the organization and initial public offering were expensed as incurred. These expenses were advanced by the Advisor, and the Advisor has agreed to reimburse the Funds for these expenses, subject to potential recovery (see Note
          3). Prepaid initial registration expenses are deferred and amortized over the period of benefit not to exceed twelve months.

     (c)  Federal Income Taxes
          The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

     (d)  Use of Estimates
          The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (e)  Distribution to Shareholders
          The Funds, with the exception of the Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund, will distribute any net investment income at least annually. The Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund will distribute any net investment income quarterly. All of the Funds will distribute any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

3.   INVESTMENT ADVISOR

     The Trust has an Investment Advisory Agreement (the "Agreement") with AssetMark Investment Services, Inc. (the "Advisor"), with whom certain officers and directors of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the following rates, based on each Fund's average daily net assets:

     Large Cap Growth Fund                             0.95%
     Large Cap Value Fund                              0.95%
     Small/Mid Cap Growth Fund                         0.95%
     Small/Mid Cap Value Fund                          1.00%
     International Equity Fund                         0.95%
     Real Estate Securities Fund                       0.95%
     Tax-Exempt Fixed Income Fund                      0.80%
     Core Plus Fixed Income Fund                       0.75%

     The Advisor has agreed to waive, through May 10, 2002, its management fee and/or reimburse the Fund's other expenses, including organization expenses, to the extent necessary to ensure that the Funds' operating expenses do not exceed the following rates, based on each Fund's average daily net assets:

     Large Cap Growth Fund                             1.49%
     Large Cap Value Fund                              1.49%
     Small/Mid Cap Growth Fund                         1.59%
     Small/Mid Cap Value Fund                          1.59%
     International Equity Fund                         1.59%
     Real Estate Securities Fund                       1.49%
     Tax-Exempt Fixed Income Fund                      1.29%
     Core Plus Fixed Income Fund                       1.29%

     Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

                                               YEAR OF EXPIRATION
                                           ---------------------------
                                           6/30/04             6/30/05
                                           -------             -------
     Large Cap Growth Fund                 $22,772             $45,038
     Large Cap Value Fund                   22,772              48,676
     Small/Mid Cap Growth Fund              11,898              41,809
     Small/Mid Cap Value Fund               11,898              43,366
     International Equity Fund              45,839              54,065
     Real Estate Securities Fund            10,614              36,711
     Tax-Exempt Fixed Income Fund            4,751              26,106
     Core Plus Fixed Income Fund             9,507              25,738

     The waived/reimbursed amounts expiring on June 30, 2004 represent organization expenses incurred by the Trust, and advanced by the Advisor, in connection with the organization and initial public offering of the Funds.

4.   DISTRIBUTION PLAN

     The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that the Funds will pay distribution fees to AssetMark Capital Corporation, an affiliate of the Advisor, at an annual rate of up to 0.25% of the average daily net assets of the Funds. Quasar Distributors, LLC serves as sub-distributor to each of the Funds. Payments under the distribution plan shall be used to compensate persons who provide support services in connection with the distribution of the Fund's shares and servicing of the Fund's shareholders. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

5.   SERVICE AND CUSTODY AGREEMENTS

     The Trust has entered into Service Agreements with U.S. Bancorp Fund Services, LLC ("USBFS") and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS. Under these agreements, USBFS and U.S. Bank, N.A. provide certain custody, transfer agency, administrative and accounting services.

6.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments, for the six months ended December 31, 2001 were as follows:

                                   U.S. GOVERNMENT             OTHER
                                  -----------------    ---------------------
                                  PURCHASES   SALES    PURCHASES       SALES
                                  ---------   -----    ---------       -----
     Large Cap Growth Fund            --        --    $32,757,032   $2,258,384
     Large Cap Value Fund             --        --     34,781,385    4,474,644
     Small/Mid Cap Growth Fund        --        --     11,420,842    2,998,003
     Small/Mid Cap Value Fund         --        --     10,932,128    3,347,146
     International Equity Fund        --        --     44,529,779    6,811,750
     Real Estate Securities Fund      --        --     11,131,826    3,366,554
     Tax-Exempt Fixed Income Fund     --        --      6,679,767           --
     Core Plus Fixed Income Fund      --        --     29,937,737      219,050

     At December 31, 2001, gross unrealized appreciation and depreciation of investments for tax purposes was as follows:

                                                                                NET UNREALIZED APPRECIATION /
                                       APPRECIATION       (DEPRECIATION)        (DEPRECIATION) ON INVESTMENTS
                                       ------------       -------------         -----------------------------
     Large Cap Growth Fund              $2,110,767         $(1,315,336)                   $  795,431
     Large Cap Value Fund                2,031,989            (821,969)                    1,210,020
     Small/Mid Cap Growth Fund           1,004,705            (440,353)                      564,352
     Small/Mid Cap Value Fund              670,201            (131,914)                      538,287
     International Equity Fund           1,517,507          (2,126,946)                     (609,439)
     Real Estate Securities Fund           225,684             (86,344)                      139,340
     Tax-Exempt Fixed Income Fund           17,226             (83,044)                      (65,818)
     Core Plus Fixed Income Fund            51,993            (510,161)                     (458,168)

At December 31, 2001, the cost of investments for tax purposes was as follows:

     Large Cap Growth Fund                       $31,387,066
     Large Cap Value Fund                         31,228,745
     Small/Mid Cap Growth Fund                     8,445,163
     Small/Mid Cap Value Fund                      8,153,230
     International Equity Fund                    39,926,287
     Real Estate Securities Fund                   7,783,737
     Tax-Exempt Fixed Income Fund                  8,277,211
     Core Plus Fixed Income Fund                  30,173,962

7.   CAPITAL SHARE TRANSACTIONS

                            LARGE CAP  LARGE CAP     SMALL/MID   SMALL/MID  INTERNATIONAL   REAL ESTATE   TAX-EXEMPT    CORE PLUS
                             GROWTH      VALUE      CAP GROWTH   CAP VALUE      EQUITY      SECURITIES   FIXED INCOME  FIXED INCOME
                              FUND        FUND         FUND         FUND         FUND          FUND           FUND         FUND
                            ---------  ---------    ----------   ---------  -------------   -----------  ------------  ------------
     Shares sold           4,059,977   3,603,202    1,359,199    1,240,091     4,798,857     1,181,896      741,646      3,167,935
     Shares reinvested            --       6,883           --           --            --        15,866        3,115         41,532
     Shares redeemed        (296,737)   (234,277)    (339,531)    (396,877)     (645,538)     (357,771)     (20,053)      (250,106)
                           ---------   ---------    ---------    ---------     ---------     ---------      -------      ---------
     Net increase
       in shares           3,763,240   3,375,808    1,019,668      843,214     4,153,319       839,991      724,708      2,959,361
     Shares outstanding:
     Beginning of period           1           1            1            1             1             1       10,000              1
                           ---------   ---------    ---------    ---------     ---------     ---------      -------      ---------
     End of period         3,763,241   3,375,809    1,019,669      843,215     4,153,320       839,992      734,708      2,959,362
                           ---------   ---------    ---------    ---------     ---------     ---------      -------      ---------
                           ---------   ---------    ---------    ---------     ---------     ---------      -------      ---------

ASSETMARK FUNDS

ASSETMARK LARGE CAP GROWTH FUND
ASSETMARK LARGE CAP VALUE FUND
ASSETMARK SMALL/MID CAP GROWTH FUND
ASSETMARK SMALL/MID CAP VALUE FUND
ASSETMARK INTERNATIONAL EQUITY FUND
ASSETMARK REAL ESTATE SECURITIES FUND
ASSETMARK TAX-EXEMPT FIXED INCOME FUND
ASSETMARK CORE PLUS FIXED INCOME FUND

INVESTMENT ADVISOR
AssetMark Investment Services, Inc.
2300 Contra Costa Blvd., Suite 425
Pleasant Hill, CA 94523

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA 94105

TRANSFER AGENT, FUND ACCOUNTANT,
AND FUND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

DISTRIBUTOR
AssetMark Capital Corporation
2300 Contra Costa Blvd., Suite 425
Pleasant Hill, CA 94523